Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventories.
Schedule of Inventory

	2017	2016
	US$'000	US$'000
Finished industrial goods	160,060	116,629
Raw materials in progress and industrial supplies	177,728	176,568
Other inventories	24,902	23,708
Advances to suppliers	170	954
Less – provision for write-downs	(1,629)	(1,157)
Total	361,231	316,702

Schedule of changes in write down

Provision for write-downs
US$'000
Balance at January 1, 2016	3,210
Charge for the year (Note 25.3)	—
Amount used	(2,048)
Exchange differences	(5)
Balance at December 31, 2016	1,157
Charge for the year (Note 25.3)	405
Amount used	(105)
Exchange differences	172
Balance at December 31, 2017	1,629